MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Revenues
The following table presents total revenues for the years ended December 31, 2019, 2018 and 2017, respectively:

	Year ended December 31,
	2019	2018	2017

USA	$250,471	$239,241	$245,361
Australia (including New Zealand)	108,150	131,086	137,559
Canada	85,975	99,678	97,838
Israel	38,693	39,894	44,489
Europe	37,756	34,457	28,679
Rest of World	24,929	31,515	34,221

	$545,974	$575,871	$588,147

Schedule of Long-Lived Assets
The following table presents total long-lived assets as of December 31, 2019 and 2018:

	December 31,
	2019	2018

Israel	$136,037	$94,069
Australia	7,669	2,464
USA	118,458	114,984
Canada	5,676	902
Rest of World	8,983	919

	$276,823	$213,338